Debt issued measured at amortized cost (Tables) - Notes And Debentures Issued [Member]	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million 31.12.21 31.12.20
Certificates of deposit and commercial paper 40,640 41,151
Other short-term debt 2,458 5,515
Short-term debt
1
43,098 46,666
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
38,984 36,611
Senior unsecured debt other than TLAC 27,590 21,340
of which: issued by UBS AG with original maturity greater than one year
2
23,307 18,464
Covered bonds 1,389 2,796
Subordinated debt 18,640 22,157
of which: high-trigger loss-absorbing additional tier 1 capital instruments
11,052 11,837
of which: low-trigger loss-absorbing additional tier 1 capital instruments
2,425 2,577
of which: low-trigger loss-absorbing tier 2 capital instruments 2,596 7,201 of which: non-Basel III-compliant tier 2 capital instruments 547 543
Debt issued through the Swiss central mortgage institutions 9,454 9,660
Other long-term debt 0 3
Long-term debt
3
96,057 92,566
Total debt issued measured at amortized cost
4
139,155 139,232
1 Debt with an original contractual maturity of

less than one year.

2 Based on original contractual maturity without considering any early redemption features. As

of 31 December 2021,
100 % of the balance was
unsecured (31 December 2020: 100
%).

3 Debt with an original contractual

maturity greater than or equal

to one year.

The classification of debt

issued into short-term and long-term

does not consider any early
redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities Measured At Amortized Cost Explanatory
Contractual maturity of carrying amount
USD million 2022 2023 2024 2025 2026 2027–2031 Thereafter
Total
31.12.21
Total
31.12.20
UBS Group AG
1
Non-subordinated debt
Fixed-rate 3,769 4,027 5,145 5,052 6,748 12,534 3,294 40,569 33,578
Floating-rate 492 2,183 0 0 0 0 0 2,676 5,890
Subordinated debt
Fixed-rate 0 0 0 0 0 0 13,477 13,477 14,413
Subtotal 4,261 6,211 5,145 5,052 6,748 12,534 16,771 56,722 53,881
UBS AG
2
Non-subordinated debt
Fixed-rate 38,647 5,578 1,964 349 3,439 1,381 1,213 52,571 52,618
Floating-rate 9,807 2,093 1,922 907 508 0 0 15,238 15,299
Subordinated debt
Fixed-rate 2,020 0 2,596 337 210 0 0 5,163 7,744
Subtotal 50,474 7,671 6,482 1,594 4,158 1,381 1,213 72,972 75,661
Other subsidiaries
3
Non-subordinated debt
Fixed-rate 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Subtotal 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Total

55,642 14,889 12,698 7,818 11,951 17,590 18,566 139,155 139,232
1 Consists of debt issued by the legal entity UBS Group AG.

2 Consists of debt issued by the legal entity UBS AG.

3 Consists of debt issued by subsidiaries of UBS AG.

UBS AG
Entity [Table]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million 31.12.21 31.12.20
Certificates of deposit and commercial paper 40,640 41,151
Other short-term debt 2,458 5,515
Short-term debt
1
43,098 46,666
Senior unsecured debt 23,328 18,483
of which: issued by UBS AG with original maturity greater than one year
2
23,307 18,464
Covered bonds 1,389 2,796
Subordinated debt 5,163 7,744
of which: low-trigger loss-absorbing tier 2 capital instruments 2,596 7,201 of which: non-Basel III-compliant tier 2 capital instruments 547 543
Debt issued through the Swiss central mortgage institutions 9,454 9,660
Other long-term debt 0 3
Long-term debt
3
39,334 38,685
Total debt issued measured at amortized cost
4
82,432 85,351
1 Debt with an original contractual maturity of

less than one year.

2 Based on original contractual maturity without considering any early redemption features. As

of 31 December 2021,
100 % of the balance was
unsecured (31 December 2020: 100
%).

3 Debt with an original contractual

maturity greater than or equal

to one year.

The classification of debt

issued into short-term and long-term

does not consider any early
redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities Measured At Amortized Cost Explanatory
Contractual maturity of carrying amount
USD million 2022 2023 2024 2025 2026 2027–2031 Thereafter
Total
31.12.21
Total
31.12.20
UBS AG
1
Non-subordinated debt
Fixed-rate 38,647 5,578 1,964 349 3,439 1,381 1,213 52,571 52,618
Floating-rate 9,807 2,093 1,922 907 508 0 0 15,238 15,299
Subordinated debt
Fixed-rate 2,020 0 2,596 337 210 0 0 5,163 7,744
Subtotal 50,474 7,671 6,482 1,594 4,158 1,381 1,213 72,972 75,661
Other subsidiaries
2
Non-subordinated debt
Fixed-rate 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Subtotal 907 1,007 1,072 1,173 1,045 3,674 582 9,460 9,690
Total

51,381 8,679 7,554 2,766 5,203 5,055 1,795 82,432 85,351
1 Consists of debt issued by the legal entity UBS AG.

2 Consists of debt issued by subsidiaries of UBS AG.